ADVANCE TO SUPPLIERS (Tables)	6 Months Ended
Jun. 30, 2021
ADVANCE TO SUPPLIERS
Schedule of advances to suppliers

	June 30,	December 31,
	2021	2020
Forestry development program	1,249,628	1,015,115
Advance to suppliers	35,821	43,162
	1,285,449	1,058,277

Current	35,821	43,162
Non-current	1,249,628	1,015,115